Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our named executive officers (our “NEOs”), compensation “actually paid” to our NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company and our net income for the past two fiscal years. None of our NEOs is employed by us. Tremont, a subsidiary of RMR, provides, or arranges with RMR to provide, services that otherwise would be provided by employees and either RMR or Tremont employs and compensates our NEOs directly and in their sole discretion in connection with their services rendered to Tremont, RMR, to us and other companies to which RMR or Tremont provide management services. For information regarding the compensation paid by us to Tremont and RMR, please see the below “Certain Related Person Transactions” section. We do not pay our NEOs salaries or bonuses or provide other cash compensation or employee benefits. We provide equity incentive compensation to our NEOs pursuant to the terms of our 2021 Equity Plan.
Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of initial fixed $100 Investment Based on Total Shareholder Return*	Net Income ($000s)
2022	$38,907	$32,294	$8,192	$4,453	$99.58	$27,640
2021	36,425	39,029	36,435	68,487	103.44	24,650

*
The cumulative total shareholder return (“TSR”) for 2021 is based on the period from January 5, 2021 through December 31, 2021, and the two year cumulative TSR for 2022 is based on the period from January 5, 2021 through December 31, 2022. On January 5, 2021, we ceased to be a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. Since that deregistration, we fully implemented the change in our business mandate that our shareholders had approved in April 2020 to focus primarily on originating and investing in first mortgage whole loans secured by middle market and transitional CRE. Accordingly, we have not included the time period prior to that deregistration in the calculation of TSR.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Thomas Lorenzini	$3,557	$25,452	$(2,909)	$7,070	$(876)	$28,737	$32,294
2021	Thomas Lorenzini	—	31,742	—	7,287	—	39,029	39,029
(2)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Tiffany Sy	$950	$7,272	$(774)	$2,020	$(252)	$8,266	$9,216
	G. Douglas Lanois	5,334	—	(4,706)	—	(939)	(5,645)	(311)
	2022 Average	3,142	3,636	(2,740)	1,010	(595)	1,311	4,453
2021	G. Douglas Lanois*	—	61,200	—	7,287	—	68,487	68,487
	2021 Average	—	61,200	—	7,287	—	68,487	68,487

*
For 2021, G. Douglas Lanois was our only Non-PEO NEO.

PEO Total Compensation Amount	$ 38,907	$ 36,425
PEO Actually Paid Compensation Amount	$ 32,294	39,029
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Thomas Lorenzini	$3,557	$25,452	$(2,909)	$7,070	$(876)	$28,737	$32,294
2021	Thomas Lorenzini	—	31,742	—	7,287	—	39,029	39,029

Non-PEO NEO Average Total Compensation Amount	$ 8,192	36,435
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,453	68,487
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Tiffany Sy	$950	$7,272	$(774)	$2,020	$(252)	$8,266	$9,216
	G. Douglas Lanois	5,334	—	(4,706)	—	(939)	(5,645)	(311)
	2022 Average	3,142	3,636	(2,740)	1,010	(595)	1,311	4,453
2021	G. Douglas Lanois*	—	61,200	—	7,287	—	68,487	68,487
	2021 Average	—	61,200	—	7,287	—	68,487	68,487

*
For 2021, G. Douglas Lanois was our only Non-PEO NEO.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 99.58	103.44
Net Income (Loss)	$ 27,640,000	24,650,000
PEO Name	Thomas Lorenzini
Thomas Lorenzini [Member] | Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,557
Thomas Lorenzini [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,452	31,742
Thomas Lorenzini [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,909)
Thomas Lorenzini [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,070	7,287
Thomas Lorenzini [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(876)
Thomas Lorenzini [Member] | Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,737	39,029
Tiffany Sy [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount	9,216
Tiffany Sy [Member] | Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	950
Tiffany Sy [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,272
Tiffany Sy [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(774)
Tiffany Sy [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,020
Tiffany Sy [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(252)
Tiffany Sy [Member] | Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,266
G. Douglas Lanois [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount	(311)	68,487
G. Douglas Lanois [Member] | Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,334
G. Douglas Lanois [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		61,200
G. Douglas Lanois [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,706)
G. Douglas Lanois [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,287
G. Douglas Lanois [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(939)
G. Douglas Lanois [Member] | Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,645)	68,487
Non-PEO NEO [Member] | Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,142
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,636	61,200
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,740)
Non-PEO NEO [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,010	7,287
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(595)
Non-PEO NEO [Member] | Equity Value Reflected in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,311	$ 68,487